Subsequent Events (Details)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Event [Member]	Apr. 01, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Annual flat rate brokerage fees for the Partnerships (in hundredths)	6.00%	6.00%
Future annual flat rate brokerage fees for the Partnerships (in hundredths)			4.00%